Note 3 - Investments (Tables)	12 Months Ended
Jun. 28, 2015
Notes Tables
Available-for-sale Securities [Table Text Block]
June 28, 2015	Original Cost	Unrealized Gain	Unrealized Loss	Fair Value
Equity securities	$1,285,759	$3,910,144	$(5,516)	$5,190,387

Mutual fund	3,617,991	58,014	-	3,676,005

Certificates of deposits	133,729	-	-	133,729

June 29, 2014
Equity securities	$1,285,759	$4,089,398	$(1,171)	$5,373,986

Mutual fund	3,505,388	100,125	-	3,605,513

Certificates of deposits	1,453,326	-	-	1,453,326

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 months		12 Months or greater		Total
June 28, 2015	Fair Value	Unrealized loss	Fair Value	Unrealized loss	Fair Value	Unrealized loss
Equity securities	$-	$-	$329	$(5,516)	$329	$(5,516)
	Less than 12months		12 Months or greater		Total
June 29, 2014	Fair Value	Unrealized loss	Fair Value	Unrealized loss	Fair Value	Unrealized loss
Equity securities	$4,674	$(1,171)	$-	$-	$4,674	$(1,171)

Schedule Of Telecommunications Stocks Held [Table Text Block]
82,112	shares of AT&T	4,398	shares of CenturyLink
4,508	shares of Frontier Communications	774	shares of Teradata
412	shares of DexMedia	774	shares of NCR
40,000	shares of Sprint Nextel	31,904	shares of Verizon
6,471	shares of Vodafone	679	shares of Windstream
2,520	shares of Manulife	815	shares of CSAL

Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Quoted	Significant		Unrealized	Cumulative
	Price for	Other	Significant	gains/(losses)	Unrealized
	Identical	Observable	Unobservable	for the	gains/(losses)
	Assets	Inputs	Inputs	Year Ended	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 28, 2015	June 28, 2015

Equity securities	$5,190,387	$-	$-	$(183,599)	$3,904,627

Mutual fund	3,676,005	-	-	(42,111)	58,014

Certificates of deposits	-	133,729	-	-	-
TOTAL	$8,866,392	$133,729	-	$(225,710)	$3,962,641
	Quoted	Significant		Unrealized	Cumulative
	Price for	Other	Significant	gains/(losses)	Unrealized
	Identical	Observable	Unobservable	for the	gains/(losses)
	Assets	Inputs	Inputs	Year Ended	as of
Description	(Level 1)	(Level 2)	(Level 3)	June 29, 2014	June 29, 2014

Equity securities	$5,373,986	$-	$-	$(70,956)	$4,088,226

Mutual fund	3,605,513	-	-	83,200	100,125

Certificates of deposits	-	1,453,326	-	-	-
TOTAL	$8,979,499	$1,453,326	-	$12,244	$4,188,351